Equity (Details) - USD ($)			6 Months Ended
	May 12, 2025	Sep. 04, 2024	Jun. 30, 2025	Feb. 14, 2025	Dec. 31, 2024	Nov. 24, 2023
Equity [Line Items]
Preferred stock, shares authorized			2,000,000		2,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Voting rights			one
Description of common stock	On May 12, 2025, the shareholders authorized and approved an increase in the number of authorized Class A ordinary shares, par value US$0.001 per share, from 200,000,000 to 500,000,000. In connection with this approval, the shareholder resolution (“Amendment Resolution”) was filed with the Registrar of Companies of the Cayman Islands on May 13, 2025, and incorporated into the Third Amended and Restated Memorandum and Articles of Association (the “MAA”). This filing of the Amendment Resolution to the MAA effected an increase of the Company’s authorized share capital from US$200,700, divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”), and 2,000,000 preferred shares of a par value of US$0.0001 each, to US$500,700, divided into 500,000,000 Class A Shares, 500,000 Class B Shares, and 2,000,000 preferred shares of a par value of US$0.0001 each.	On September 4, 2024, the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes.
Warrants expire term			5 years
Public warrants, description			The Company may redeem the Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● at any time while the Public Warrants are exercisable; ● upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder; ● if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and ● if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Public warrants outstanding				2,500,000	2,500,000
Issued shares in connection exchange of public rights			250,433
Net profit percentage			10.00%
Statutory reserve capital percentage			50.00%
Share Consolidation [Member]
Equity [Line Items]
Preferred stock, shares authorized						2,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001
Ordinary par value (in Dollars per share)						$ 0.001
Common stock, shares issued						20,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			200,000,000
Ordinary par value (in Dollars per share)			$ 0.0001
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			500,000,000		200,000,000
Ordinary par value (in Dollars per share)			$ 0.001		$ 0.001
Common stock, shares issued			10,285,568		10,285,568
Common stock, shares outstanding			10,285,568		10,285,568
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			500,000		500,000
Ordinary par value (in Dollars per share)			$ 0.001		$ 0.001
Common stock, shares issued			500,000		500,000
Common stock, shares outstanding			500,000		500,000
Horgos Glary [Member]
Equity [Line Items]
Non-controlling interest			49.00%		49.00%
IPO [Member]
Equity [Line Items]
Warrant description			Pursuant to the Initial Public Offering, TKK sold 2,500,000 Units (after giving effect to share consolidation effected in November 2023) at a purchase price of $100.00 per Unit (after giving effect to share consolidation effected in November 2023), inclusive of 300,000 Units (after giving effect to share consolidation effected in November 2023) sold to the underwriters on August 22, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $115.00 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.
Ordinary Shares [Member] | Share Consolidation [Member]
Equity [Line Items]
Ordinary par value (in Dollars per share)						$ 0.0001
Common stock, shares issued						1
Authorized share capital amount (in Dollars)						$ 20,200